Shareholder Fees - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO	Mar. 30, 2024 USD ($)
FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO | Fidelity Sustainable Intermediate Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none